PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Vessels	Up to 35 years
Oil and gas related equipment	Units of production

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Right-of-use assets	Total assets
Gross Carrying Amount
Balance at January 1, 2018	$103	$397	$1,310	$1,516	$—	$99	$—	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	—	500
Dispositions	(3)	(5)	(95)	(2)	(19)	(7)	—	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	—	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	—	(38)
Foreign currency translation	(6)	(40)	(81)	(119)	—	(8)	—	(254)
Balance at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$—	$8,415
Additions (cash and non-cash)	1	346	582	88	210	69	233	1,529
Dispositions	(1)	(78)	(266)	(345)	—	(23)	(59)	(772)
Acquisitions through business combinations (1)	523	2,886	2,677	—	—	263	228	6,577
Transfers and assets reclassified as held for sale (2)	(22)	(107)	(178)	—	(31)	(54)	60	(332)
Changes in accounting policy	—	—	—	—	—	—	978	978
Foreign currency translation	5	12	(3)	69	(1)	2	23	107
Balances at December 31, 2019	$633	$3,708	$5,035	$1,272	$3,970	$421	$1,463	$16,502
Accumulated Depreciation and Impairment
Balance at January 1, 2018	$—	$(44)	$(364)	$(450)	$—	$(37)	—	(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	—	(720)
Dispositions	—	1	55	—	3	3	—	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	—	2
Foreign currency translation	—	5	23	50	—	5	—	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$—	$(1,468)
Depreciation/depletion/impairment expense	—	(80)	(485)	(61)	(530)	(48)	(203)	(1,407)
Dispositions	—	21	123	81	—	14	24	263
Transfers and assets reclassified as held for sale (2)	—	17	53	—	3	4	(15)	62
Foreign currency translation	—	1	(24)	(36)	1	1	(3)	(60)
Balances at December 31, 2019 (3) (4)	$—	$(106)	$(809)	$(722)	$(705)	$(71)	$(197)	$(2,610)
Net book value
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$—	$6,947
December 31, 2019	$633	$3,602	$4,226	$550	$3,265	$350	$1,266	$13,892
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

(3)
Includes accumulated impairment losses of $14 million (2018: $5 million) for machinery and equipment, $271 million (2018: $258 million) for oil and gas properties and $184 million (2018: $nil) for vessels.

(4)	As at December 31, 2019 a total of $48 million (2018: $331 million) of future development costs were included in the depletion calculation.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2019 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2019 are outlined below:

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Total
Lessee
Right-of-use asset	8	632	552	—	53	21	$1,266
Depreciation expense	(1)	(88)	(91)	—	(11)	(12)	$(203)
Lessor
Assets subject to operating leases	—	—	313	—	2,494	—	$2,807